Investment in Cauchari-Olaroz Project - Summary of Loans to Joint Operation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Loans, beginning balance	$ 34,562,000	$ 37,959,000
Repayment of the senior credit facility	(205,000,000)	0
Loans, ending balance	70,856,000	34,562,000
Exar Capital B.V.
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Loans to Joint Venture	60,270,000
Initial difference between the face value and the fair value of loans to Exar Capital	(29,677,000)
Accrued interest	5,701,000
Loans, ending balance	70,856,000
Equity Accounting Investments
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Loans, beginning balance	34,562,000
Loans, ending balance		34,562,000
Prior to 2020 Cauchari Transaction
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Initial difference between the face value and the fair value of loans to Exar Capital		(7,746,000)
Elimination of loans as a result of Joint Operation accounting		(3,377,000)
Accrued interest		3,337,000
Prior to 2020 Cauchari Transaction | Exar Capital B.V.
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Loans to Joint Venture		14,500,000
Prior to 2020 Cauchari Transaction | Minera Exar and Exar Capital B.V.
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Loans, beginning balance	$ 44,673,000
Loans, ending balance		44,673,000
After 2020 Cauchari Transaction | Equity Accounting Investments
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Accrued interest		1,082,000
Derecognition of share of loans from Exar Capital to Minera Exar as a result of the 2020 Cauchari Transaction		(26,368,000)
Reversal of elimination of loans as a result of the 2020 Cauchari Transaction		28,132,000
Repayment of the senior credit facility		(40,000,000)
Gain on early repayment of the $40,000 loans		19,608,000
After 2020 Cauchari Transaction | Equity Accounting Investments | Exar Capital B.V.
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Loans to Joint Venture		14,700,000
Initial difference between the face value and the fair value of loans to Exar Capital		$ (7,265,000)